SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Net current liabilities | ¥		¥ 15,840	¥ 40,050
USD [Member]
ForeignCurrencyLineItems [Line Items]
Net current liabilities | $	$ 2,440